Group Information (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Significant Investments In Subsidiaries [Abstract]
Summary of Subsidiaries

Direct Holdings
Name	Country of incorporation	% equity interest		Principal activities
		2019	2020
Farfetch.com Limited	Isle of Man	100	100	Holding company

At December 31, 2020, the Company’s subsidiaries were as follows:

Indirect Holdings
	Country of incorporation	% equity interest		Principal activities
		2019	2020
Farfetch UK Limited	England & Wales	100	100	Marketing, providing editorial and merchant services
FFBR importacao e exportacao LTDA*	Brazil	100	100	Import & Export Agent for Farfetch
Farfetch.com Brasil Servicos LTDA**	Brazil	100	100	E-commerce, marketing and editorial services
Farfetch.com US LLC	USA	100	100	E-commerce and marketing
Farfetch-Portugal Unipessoal LDA	Portugal	100	100	Back office support
Farfetch HK Holdings Limited	Hong Kong	100	100	Holding Company
Browns (South Molton Street) Limited	England & Wales	100	100	Retail
Farfetch Japan Co Ltd	Japan	100	100	E-commerce and marketing
LASO.CO.LTD	Japan	100	100	E-commerce and marketing
Farfetch China (HK Holdings) Limited	Hong Kong	100	100	Holding company
Farfetch (Shanghai) E-Commerce Co. Ltd	China	100	100	E-commerce services
Farfetch HK Production Limited	Hong Kong	100	100	E-commerce and marketing
Farfetch Store of the Future Limited	England & Wales	100	100	Dormant
Fashion Concierge UK Limited	England & Wales	100	100	E-commerce services
F&C Fashion Concierge, LDA	Portugal	100	-	Dormant
Farfetch Black & White Limited	England & Wales	100	100	E-commerce services
Farfetch International Limited	Isle of Man	80	80	Holding company
Farfetch México, S.A de C.V***	Mexico	100	100	Back office support
Fashion Concierge Powered By Farfetch, LLC	USA	100	100	E-commerce services
Farfetch India Private Limited****	India	100	100	Back office support
Farfetch Middle East FZE	UAE	80	80	Back office support
Farfetch Italia S.R.L.	Italy	100	100	Back office support
Farfetch Australia Pty Ltd	Australia	100	100	Back office support
Farfetch US Holdings, INC	USA	100	100	Holding Company
Fashion Concierge HK Limited	Hong Kong	100	100	E-commerce services
Farfetch Finance Limited	England & Wales	25	25	Finance
Stadium Enterprises LLC	USA	100	100	E-commerce services
SGNY1 LLC	USA	100	100	E-commerce services
Kicks Lite LLC	USA	100	100	E-commerce services
Farfetch RU LLC	Russia	100	100	Back office support
Beijing Qizhi Ruisi Information Consulting Co., Ltd	China	78	81	E-commerce services
Farfetch UK FINCO Limited	England & Wales	100	100	Holding Company
Farfetch Holdings plc (previously Hulk Finco plc)	England & Wales	100	100	Holding Company
New Guards Group Holding S.p.A	Italy	100	100	Retail
County S.r.l.	Italy	100	100	Retail
Off-White Operating S.r.l.	Italy	75	75	Retail
Venice S.r.l.	Italy	69	69	Retail
Unravel Project S.r.l.	Italy	61	61	Retail
Heron Preston S.r.l.	Italy	80	80	Retail
Alanui S.r.l.	Italy	53	53	Retail
APA S.r.l.	Italy	100	100	Retail
Heron Preston Trademark S.r.l.	Italy	51	51	Retail
KPG S.R.L.	Italy	75	75	Retail
Off-White Operating Milano S.r.l.	Italy	75	75	Retail
Off White Operating Holding, Corp.	USA	75	75	Retail
Off-White Operating Paris S.à r.l.	France	75	75	Retail
Off White Operating Soho, LLC	USA	75	75	Retail
Off White Operating Miami, LLC	USA	75	75	Retail
Off White Operating Vegas, LLC	USA	75	75	Retail
Off White Operating Los Angeles, LLC	USA	75	75	Retail
Off White Operating London Limited	UK	75	75	Retail
OC Italy S.R.L Italy	Italy	-	100	Retail
Farfetch Canada Ltd	Canada	-	100	Retail
Farfetch Europe Trading BV	Netherlands	-	100	Retail
Farfetch China Holdings Ltd	UK	-	100	Retail
Farfetch China Ltd	UK	-	100	Retail
Ambush Inc	Japan	-	100	Retail
Ambush Italy S.r.l.	Italy	-	70	Retail

*	Owned by Farfetch.com Limited (99.9%) and Farfetch UK Limited (0.1%)
**	Owned by Farfetch.com Limited (99.9995%) and Farfetch UK Limited (0.0005%)
***	Owned by Farfetch.com Limited (1%) and Farfetch UK Limited (99%)
****	Owned by Farfetch.com Limited (0.1%) and Farfetch UK Limited (99.9%)